Acquisitions (Tables)	6 Months Ended
Jun. 30, 2014
Hercules Container Carrier S.A.
Business Acquisition
Purchase price allocation (Table Text Block)
As of March 20, 2013
Vessel	$54,000
Above market acquired time charter	$19,707
Identifiable assets	$73,707
Purchase price	$(65,000).
Gain from bargain purchase	$8,707

Identifiable intangible assets (Table Text Block)
Intangible assets	As of March 20, 2013	Duration of time charter acquired
Above market acquired time charter	$19,707	11.8 years

Pro Forma Financial Information (Table Text Block)
For the six month periods ended June 30, 2013
Total revenues	$81,957
Partnership's net income	$64,424
Partnership's net income available to preferred unit holders	$10,540
General Partner's interest in Partnership's net income	$1,078
Common unit holders interest in Partnership's net income	$52,806
Net income per common unit basic	$0.76
Net income per common unit diluted	$0.71

Iason Container Carrier S.A.
Business Acquisition
Purchase price allocation (Table Text Block)
As of March 27, 2013
Vessel	$54,000
Above market acquired time charter	$19,768
Identifiable assets	$73,768
Purchase price	$(65,000).
Gain from bargain purchase	$8,768

Identifiable intangible assets (Table Text Block)
Intangible assets	As of March 27, 2013	Duration of time charter acquired
Above market acquired time charter	$19,768	11.8 years